Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Unaudited Consolidated Results of Operations by Quarter
The unaudited consolidated results of operations by quarter are summarized below (in thousands):

	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 3,	Period from November 4 through December 31,
	2011	2011	2011	2011	2011
	Predecessor	Predecessor	Predecessor	Predecessor	Successor
Revenue	$500,205	$518,793	$530,358	$168,766	$347,256
Gross profit	$287,994	$312,022	$330,644	$102,964	$189,276
Operating earnings (loss)	$114,567	$128,637	$143,417	$(52,625)	$(66,209)
Net earnings (loss)	$68,418	$81,425	$90,726	$(49,631)	$(114,869)

	Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	Predecessor	Predecessor	Predecessor	Predecessor
Revenue	$484,791	$496,715	$505,727	$526,361
Gross profit	$270,648	$278,786	$288,411	$300,219
Operating earnings	$101,340	$101,357	$120,152	$123,526
Net earnings	$52,713	$53,605	$75,773	$73,993